Exhibit 99.27

TPR Firm:	EdgeMAC	Date Submitted:	11/16/2021
Client Name:	Onslow Bay Financial (Annaly)	Report:	Exception Report - Loan
Client Project:	OBX 2022-NQM1	Loans in report:	46

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
11/16/2021	6000065090	XXX	XXX	XXX	1) Missing borrowers detailed letter of explanation for use of cash out to ensure guidelines have been meet.
COMMENTS: 08/10: Per lender, guidellines do not require, only on DSCR

2) ///Missing statement for XXX to confirm monthly payment.  Subject to recalculation.
COMMENTS: Rec'd power purchase agreement with XXX;	1) Exception Approved; Exception for number of REO. Exception for XXX LLC without P&L and Balance Sheet. Exception for over $XXX total over recent 4 loans. Exceeds REO's with 19. No P& L for the XXX. Total over 4 loans 2 closed, 1 closing and 1 still in process is $XXX

									2) Exception Approved: REO held inside an entity is not considered a business entity when the entities sole purpose is to hold real estate. Validating existence of the business within 30 days of the note date does not apply. Verify existence of business within 30 days of Note date.	Compensating Factors: 1. 740 credit score 20 points above program minimum credit score of 720. 2. LTV 52.99% , 22% less than 75% program maximum.	7/20/2021	Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
11/16/2021	6000065091	XXX	XXX	XXX	1) UPDATED 8/3: Rec'd explanation regarding the payoff demand from XXX and assignment of deed from XXX to XXX, but neither documents were provided. Please upload. //Missing copy of payoff statement from the XXX from for the Subject property
COMMENTS: Rec'd payoff demand from XXX for subject property.
//UPDATED 8/3: Rec'd explanation regarding the payoff demand from XXX and assignment of deed from XXX to XXX but neither documents were provided. Please upload.	1) UPDATED 7/27/21: 7/27 Rec'd a waiver that is not completed (neither approved or denied). Condition stands.//Interested Party Transactions are ineligible under the DSCR/Investment property program. Borrower is the owner of XXX and the mortgage broker is XXX.
COMMENTS: 8/3: Rec'd signed exception approval and seller elected to waive.
									//7/27 Rec'd a waiver that is not completed (neither approved ordenied). Condition stands.	Compensating Factors: 1. FICO is 689; 29 points > program minimum FICO of 660 2. Liquid reserves are 95 months vs program guidelines of 12 months 3. Mortgage history 0x30 in the past 23 months 4. DSCR is 2.23 vs program minimum DSCR of 1.00	7/19/2021	Investment Property	CA	XXX	Refinance - rate and term	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
11/16/2021	6000065092	XXX	XXX	XXX	1) UPDATED 8/31: Rec'd copy of corrective deed to change vesting to husband & wife. However, Page 2 of the Mortgage still needs to be corrected. Missing corrected page 2 as well as intent to re-record corrected Mortgage removing the trust riders.///Missing updated signed mortgage due to the following: 1) Page 2 shows Inter Vivos Revocable Trust Rider and Revocable Trust Borrower Agreement are attached to the Mortgage and both signed Riders are missing; and 2) Vesting is to husband and wife. This does not match the Warranty Deed which reflects property deeded to a Trust.
COMMENTS: 09/01/2021 Received page 2 of Mortgage removing box mark for Riders and Note by Seller in this condition reflects it was caught prior to recording and page corrected and Trust Rider removed prior to recordation.

UPDATED 8/31:  Rec'd copy of corrective deed to change vesting to husband & wife.  However, Page 2 of the Mortgage still needs to be corrected.  Missing corrected page 2 as well as intent to re-record corrected Mortgage removing the trust riders.

2) //UPDATE:  08/18/2021 Received unexecuted Corrective Warranty Deed.  Need fully executed and notarized Corrective Warranty Deed.The General Warranty Deed in file dated XXX reflects the vesting as "XXX, Trustee of the XXX Revocable Trust dated XXX," however, the Mortgage in file dated XXX reflects the vesting as "XXX and XXX, Husband and Wife."   Missing warranty deed from Trust to Husband and wife.If title and mortgage is supposed to be vested to trust, missing the following:  1) Copy of Trust Cert for review; 2) corrected and signed Note, and 3) corrected and signed Mortgage with trust riders, with letter of intent to re-record.
COMMENTS: 08/26/2021 Received fully executed, notarized and recorded Corrective Deed.

//UPDATE:  08/18/2021 Received unexecuted Corrective Warranty Deed.  Need fully executed and notarized Corrective Warranty Deed.

3) Missing the following required Federal and/or State Disclosures:  Escrow Account Waiver Disclosure.
COMMENTS: 09/01/2021 Received Signed RE Loan Tax & Insurance Reserve Agreement marked as election NOT to open a Tax and Insurance Reserve.

4) Recalculated DTI of 76.72% exceeds maximum guidelines of 50%.   ///  UPDATE 7/22/21: Borrower earnings based on net deposits of $XXX/12 = $XXX + SSI $XXX = total earnings of $XXX versus Obligations  $XXX ($XXX (PITIA) + REO Losses $<XXX> + consumer $XXX) = 53.48% DTI.
							COMMENTS: Using the XXX statment the recalculated DTI is 48.99% This resulsted in a recalculated DTI of 50.50. This still exceeds the guideline max and unable to clear the conditon. 8/11 Borrower earnings based on net deposits of $XXX/12 = $XXX + SSI $XXX = total earnings of $XXX versus Obligations $XXX (XXX (PITIA) + REO Losses $<XXX> + consumer $XXX) = 53.48% DTI.			Compensating Factors: 1. LTV 80%; 10% less than90% program maximum. 2. No public records.	7/16/2021	Primary Residence	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
11/16/2021	6000065093	XXX	XXX	XXX	1) Missing the following required Federal and/or State Disclosures: Grant Deed to confirm Vesting on Deed of Trust in file.

2) Missing the following required Federal and/or State Disclosures:  CA Loan Brokerage Agreement or evidence of broker's license that exempts them from RML requirement to provide disclosure
COMMENTS: 08/20/2021 Received proof Broker licensed under CA DRE

3) Missing source of EMD of $XXX and evidence of transfer from borrower's account.  Wire Confirmation in the file didn't provide the name of the Wire Transfer Source.

4) Missing copy of the Lock confirmation.  Subject to review upon receipt.
COMMENTS: rec'd

5) Missing copy of Lender's manual loan approval.
							COMMENTS: rec'd			Compensating Factors: 1. DTI is 37.35% vs program guidelines maximum 50% DTI 2. Residual income is $20,840.81 vs program guidelines of $2,500 3. No public records 4. Self-employed for 24 years	7/9/2021	Second Home	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG2	EG1	EG1	EG1
11/16/2021	6000065094	XXX	XXX	XXX	1) Missing Grant Deed to confirm Vesting on Mortgage in file.
COMMENTS: 08/02/2021 Received Warranty Deed and confirmed Vesting.

							2) Missing Bank statement with XXX #XXX to have 2 consecutive months have XXX for closing and reserves.			Compensating Factors: 1. 777 credit score; 97 points above program minimum credit score of 680. 2. DTI ratio of 43.24%; 6.8% less than 50% program maximum. 3. No public records.	7/13/2021	Primary Residence	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
11/16/2021	6000065095	XXX	XXX	XXX					1) Exception: 1. $XXX loan amount when max at $XXX for First Time Home Buyers.2. DTI $47.02 when max 45% for First Time Home Buyers.	Compensating Factors: 1. 815 credit score; 115 points above program minium credit score of 700. 2. No public records.	7/16/2021	Primary Residence	WA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
11/16/2021	6000065097	XXX	XXX	XXX	1) Missing copy of bank statement ending XXX from XXX account #XXX to cover two months bank statements; only copy of bank statement ending XXX is in the file.

2) Missing Occupancy Statement signed by XXX.
COMMENTS: rec'd

3) The Subject mortgage loan from XXX acct. #XXX was in Forbearance and ended XXX.  Missing copies of 6 months cancelled checks or bank statements to evidence timely payments made since exiting the plan (DSCR LTV = 65% and minimum 660 FICO).

4) CD shows borrower paid off a personal collection account which is considered a consumer transaction and therefore ineligible for a DSCR program.  The loan is subject to TILA/TRID/Reg Z requirements.
COMMENTS: rec'd final settlement statement with only the prior mortgage being paid off.

5) Missing Initial Closing Disclosure with proof of borrower's receipt at least 3 days prior to consummation.  Closing Disclosure in file is dated XXX and signed at consummation on XXX.  Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: Loan is exempt since busines purpose loan; settlement statement provided shows no consumer payoff.

6) Missing Homeownership Counseling Notice with proof issued within 3 business days of application date.
COMMENTS: Loan is exempt since busines purpose loan; settlement statement provided shows no consumer payoff

7) Loan Violates QM Safe Harbor as reflected in the QM Lending Policy Violation below.Qualified Mortgage Safe Harbor Lending PoliciesThis loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR 1026.43(b)(4), (e)(1))This loan does not qualify for a safe harbor. The loan has an APR of 4.796%. The APR threshold to qualify for a safe harbor is 4.510%.
							COMMENTS: Loan is exempt since busines purpose loan; settlement statement provided shows no consumer payoff.			Compensating Factors: 1. Liquid reserves are 35 months vs program guidelines of 12 months 2. Mortgage ratings 0x30 since inception 10/2005 3. DSCR is 1.05 vs program minimum DSCR of 1.00	7/19/2021	Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
11/16/2021	6000065098	XXX	XXX	XXX	1) File is missing borrowers detailed letter of explanation for use of cash out of $XXX disclosed on the final Closing Disclosure.
COMMENTS: Per lender, not required on guidelines other than DSCR

2) Missing monthly statement for XXX for monthly payment.  Subject to DTI recalculation.
COMMENTS: Rec'd power purchase agreeemnt; pmt based on usage, ok to exclude from DTI	1) Exception Approved. Borrower exceeds the maximum number of REO allowed. Borrower has 19 properties. Lender has done 2 other loans for this same borrower. Per guidelines maximum REO's is 6. Compensating factors: DTI less than 15% below program maximum of 75%. Years on current job 10 + years.
COMMENTS: Lender elected to waive based on comp factors

2) Borrower has >$XXX loans to XXX and the limit per guidelines is $XXX.  An exception is in the file but it is not completed nor signed.
									COMMENTS: Lender elected to waive.	Compensating Factors: 1. 740 credit score: 20 points above program minimum credit score of 740. 2. DTI ratio of 37.35% 12.7% less than j50% program maximum.	7/20/2021	Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
11/16/2021	6000065100	XXX	XXX	XXX	1) Missing documentation to evidence that Borrowers are sole owners or 100% owners of the business accounts in the name of XXX, LLC from XXX acct. #XXX and #XXX, and from XXX acct. #XXX. Also, missing signed letter from borrowers confirming that the use of the business funds will not have a negative impact on the business.
COMMENTS: rec'd

2) UPDATED 8/3:  Rec'd letter stating ownership, however, missing explanation of whether use of funds will or will not have a negative impact to business./////Missing documentation to evidence that Borrower is a sole owners or 50% owner of the business account in the name of XXX, LLC from XXX acct. #XXX.  Copy of Articles of Organization in the file didn't indicate the borrower's percentage of ownership in the business.  Also, missing signed letter from borrowers confirming that the use of the business funds will not have a negative impact on the business.
COMMENTS: Rec'd
//Rec'd letter stating ownership, however,misisng explanation of whether use of funds will or will not ave a negative impact to business.

3) Missing letter of explanation and source of large deposit of $XXX on XXX in XXX account #XXX.  Subject to review and recalculation upon receipt.   ///   UPDATED 7/22/21:  The $XXX deposit into account #XXX was used in the $XXX down payment on the subject loan.  The source of the $XXX deposit is required to support funds were derived from the borrower's own funds.
COMMENTS: UPDATED 8/3:  DSCR loan and no income, therefore does not apply
UPDATED 7/22/21: The $XXX deposit into account #XXX was used in the $XXX down payment on the subject loan. The source of the $XXX deposit is required to support funds were derived from the borrower's own funds.	1) UPDATED 8/11: Rec'd comments from seller that per XXX matrix, prepayments allowed. However, per XXX guidelines, prepay not allowed in state of SC and loan was locked XXX. ////Prepayment penalty is Not allowed in the state of SC. Missing lender's exception approval.UPDATED 8/3: Rec'd comments from seller that per XXX matrix, prepayments allowed. However, per XXX guidelines, prepay not allowed in state of SC and loan was locked XXX. ////Prepayment penalty is Not allowed in the state of SC. Missing lender's exception approval.
COMMENTS: 8/17:  Seller elected to waive and uploaded an exception approval.

8/11/2021  Rec'd comments from seller that per XXX matrix, prepayments allowed. However, per XXX guidelines, prepay not allowed in state of SC and loan was locked XXX.8/3: Rec'd comments from seller that per XXX matrix, prepayments allowed. However, per XXX guidelines, prepay not allowed in state of SC and loan was locked XXX.

2) UPDATED 8/17: Seller rebuttal is asking for clarification on why there is a need for a lease agreement; however, the condition is not asking for the lease agreement.  The issue is the short term rental which is ineligible for DSCR purchase transaction.//UPDATED 8/3: Rec'd seller comments that based on XXX matrix, short term rental income permitted.  However, the loan was locked on XXX and XXX DSCR matrix dated XXX was utilized which states this is ineligible for DSCR purchase transaction.//According to borrower, the subject property is currently operating as short term vacations.  This is not eligible for DSCR purchase transactions.
COMMENTS: UPDATED 8/19: Client elected to waive based on comp factors.

									//8/3: Rec'd seller comments that based on XXX matrix, short term rental income permitted. However, the loan was locked on XXX and XXX DSCR matrix dated XXX was utilized which states this is ineligible for DSCR purchase transaction.	Compensating Factors: 1. FICO is 797; 97 points > program minimum FICO of 700 2. Liquid reserves are 24 months vs program guidelines of 12 months 3. Mortgage history 0x30 since inception 6/2019 4. No public records 5. DSCR is 1.51 vs program minimum DSCR of 1.00	7/14/2021	Investment Property	SC	XXX	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
11/16/2021	6000065101	XXX	XXX	XXX						Compensating Factors: 1. 789 credit score; 89 points above program minimum credit score of 700 2. 70% LTV; 5% below 75% program maximum 3. Mortgage history is 0x30 for 12 months 4. No public records 5. 41 months reserves; 37 months greater than 4 month program minimum 6. Borrower has been employed for the last 3 years	7/16/2021	Investment Property	WA	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
11/16/2021	6000065102	XXX	XXX	XXX	1) Missing re-inspection report. Subject property has been affected by XXX (Severe Storms) XXX declared on XXX. Appraisal was completed on XXX and loan closed on XXX.
COMMENTS: Received post-disaster inspection dated XXX

							2) Missing copy of tax sheet for subject property. Subject to re-calculation of DSCR ratio upon receipt.			Compensating Factors: 1. FICO is 784; 84 points > program minimum FICO score of 700 2. Liquid reserves are 81 months vs program guidelines of 12 months 3. No public records 4. Low LTV of 43.75% vs program guidelines maximum LTV of 80%	7/15/2021	Investment Property	FL	XXX	Purchase	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
11/16/2021	6000065103	XXX	XXX	XXX	1) UPDATED 8/19: Other property liability added to liabilities.UPDATED 8/9: Rec'd screen shot of lender's pipeline showing loan withdrawn but same property for borrower funded with loan number XXX. UPDATED 8/3: Rec'd comments that XXX was withdrawn, however, need supporting documentation that shows this loan was withdrawn from XXX.////Missing documentation to evidence the repayment terms of the borrower's new mortgage with XXX XXX. This mortgage appears on the borrowers 1003 loan application dated XXX. There is no documentation in the file to evidence what property the new loan reflected on the 1003 is attached to. Documentation is needed to verify the term of repayment and the debt to income ratio is subject to review upon receipt.
COMMENTS: UPDATED 8/19: Other property liability added to liabilities.
//Updated:  Rec'd screen shot of lender's pipeline showing loan withdrawn but same property for borrower funded with loan number XXX.  Provide documentation for repayment terms.
//Rec'd comments that XXX was withdrawn, however, need supporting documentation that shows this loan was withdrawn from XXX.

2) UPDATED 8/19: Other property added to liabilities.//UPDATED 8/9:  Lender provided screen shot for loan number XXX was withdrawn.  However, the screenshot also shows the same property loan number XXX as funded.  Please provide documentation supporting monthly obligations for this property at XXX. UPDATED 8/3:  Rec'd comments that XXX was withdrawn, however, need supporting documentation that shows this loan was withdrawn from XXX./////Lender to provide evidence of monthly obligations for taxes, hazard insurance and HOA dues (if applicable), for the property attached to XXX, account ending XXX.
COMMENTS: UPDATED 8/19:  Other property added to liabilities.
UPDATED 8/9:  Lender provided screen shot for loan number XXX was withdrawn.  However, the screenshot also shows the same property loan number XXX as funded.  Please provide monthly obligations for this property at XXX.

///UPDATED 8/3: Rec'd comments that XXX was withdrawn, however, need supporting documentation that shows this loan was withdrawn from XXX.//	1) This loan failed the TILA Right of Rescission test. The funding date is before the third business day following consummation. The rescission "midnight of" date is XXX and according to the Closing Disclosure dated XXX, the loan funded on XXX, resulting in the below TILA Violation. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery reflecting accurate Interest From and Disbursement dates.Federal TILAThis loan failed the TILA right of rescission test.Closed-end (12 CFR 1026.23(a)(3), transferred from 12 CFR 226.23(a)(3)), Open-end (12 CFR 1026.15(a)(3), transferred from 12 CFR 226.15(a)(3))The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR 1026.23 or 1026.15, or delivery of all material disclosures, whichever occurs last.
								COMMENTS: 07/21/2021 Received PC CD reflecting accurate Interest From date. Entered into XXX and received a Pass result for this test.		Compensating Factors: 1. 716 credit score; 16 points above program minimum credit score of 700 2. 71.176% LTV; 8.824% below 80% program maximum 3. Mortgage history is 0x30 for 12 months 4. No public records 5. 60.10 months reserves; 48.10 months greater than 12 month program minimum 6. DTI ratio of 19.978%; 30.022% less than 50% program maximum	7/17/2021	Primary Residence	CA	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
11/16/2021	6000065104	XXX	XXX	XXX	1) The Legal description and APN--Exhibit A attached to the Deed of Trust does Not match the legal description and APN on Title. Missing full copy of the Deed of Trust including the correct legal description, APN and all Riders.
COMMENTS: Rec'd recorded mortgage.

2) The Lender on the appraisal report dated XXX is XXX.  Missing signed Appraisal Transfer Letter from XXX to XXX.  The copy in the file is not completed nor signed/dated.
COMMENTS: rec'd	1) Lender Approved Exception in the file allowed: LTV to 80% vs the guidelines maximum 75% LTV.Compensating Factors:1. 775 credit score; 75 points above program minimum credit score of 7002. Mortgage history is 0x30 for 12 months3. No public records4. 138.50 months reserves; 132.50 months greater than 6 month program minimum5. Borrower has been self-employed for the last 3 years

2) This is a Cash-Out Refinance transaction.  The vested owner on Title is XXX, LLC, which does not match the Borrower on the Deed of Trust is XXX, LLC.  Ownership transferred with a grant deed dated XXX and loan closed XXX.
COMMENTS: Client elected to waive based on compensating factors.

3) UPDATED 8/23:  Seller uploaded rebuttal that the borrower is the owner of both entities, however, the loan is specifically for XXX Investments and rental income was used for the business.  Still need assignment of lease agreements for subject property.  Unable to clear.//Missing updated lease agreements or assignment of lease agreements for the subject property XXX  Owner of is now XXX Investments and owner/rents payable to XXX on lease agreements.  Rental income was used to qualify.
									COMMENTS: Client elected to waive.	Compensating Factors: 1. 775 credit score; 75 points > program minimum credit score of 700 2. Mortgage history is 0x30 in the past 24 months 3. No public records 4. 24 months reserves; 12 months > 12 months program required reserves 5. DSCR of 1.18 is 0.18 > minimum DSCR 1.00	7/8/2021	Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
11/16/2021	6000065105	XXX	XXX	XXX	1) Missing signed letter of explanation from borrower regarding large deposits in XXX #XXX for $XXX and $XXX on XXX.
COMMENTS: File contains ditrbution schedule for XXX

2) UPDATED 8/31: Seller rebuttal that statement ending shows sufficient assets and that the transfer came from the business which also shows sufficient assets.  UPDATED:  Still missing 2 consecutive months bank statement for XXX# XXX.   Bank statements provided are for XXX and XXX.///1) Missing documentation evidencing the sources of XXX in the amount of $XXX wire transferred out on XXX and $XXX wire transferred out on XXX from XXX account #XXX AND 2)  missing additional bank statement for 60 days sourcing for XXX #XXX; copy of the bank statement ending XXX showed account balance of $XXX.
COMMENTS: Updated: Seller rebuttal that statement ending shows sufficient assets and that the transfer came from the business which also shows sufficient assets.
UPDATED:  Still missing 2 consecutive months bank statement for XXX acct#XXX.   Bank statements provided are for XXX and XXX.

3) Missing documentation to evidence Borrower is a sole owner or 50% owner of the business account under XXX LLC and signed letter from other owner (if borrower's ownership is less than 100%) to evidence approval for use of business funds.

4) Missing additional bank statement from XXX #XXX to cover the most recent 60-day period.
COMMENTS: Rec'd 2/2021 and 3/2021, still within 60 days from Note date

							5) Page 1 of the Appraisal report dated 4/22/2021 shows the lender isXXX, LLC. However, page 3 of 33 states that the lender is XXX.			Compensating Factors: 1. FICO is 729; 29 points > program minimum FICO of 700 2. Liquid reserves are 223 months vs program guidelines of 12 months 3. Mortgage history 0x30 since inception 10/2017	7/13/2021	Investment Property	NC	XXX	Purchase	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
11/16/2021	6000065106	XXX	XXX	XXX	1) UPDATED 8/26: Rec'd property profile report but it is for a different address (XXX). The property in question is XXX. In addition, received a copy of a court order for foreclosure dated XXX. The foreclosure date in question is for XXX.///Borrower had prior foreclosure within 36 months, which violates guideline. Per XXX report dated XXX, the borrower had prior recorded foreclosure on XXX for the property at XXX. Missing signed letter of explanation from borrower and lender's exception approval.
COMMENTS: UPDATED 8/31: Rec'd copies of warranty/quit claim deed history; sufficient to clear
UPDATED 8/26:  Rec'd property profile report but it is for a different address (XXX.  The property in question is XXX.  In addition, received a copy of a court  order for foreclosure dated XXX.  The foreclosure date in question is for XXX.

2) Missing letter of explanation from borrower and source of funds to close/pending wire transfer from XXX acct. #XXX in amount of $XXX to escrow on XXX.  Copy of bank statement in the file from XXX acct. #XXX as of XXX showed the current balance of $XXX.
COMMENTS: Borrower has sufficient funds with XXX acct XXX

3) Missing re-inspection report.  Subject property has been affected by XXX (Severe Storms) Tropical Storm XXX declared on XXX.  Appraisal was completed on XXX and loan closed on XXX.
COMMENTS: Rec'd inspection

4) Missing satisfactory mortgage rating 1x30 for the past 12 months for the borrowers primary residence at XXX.  Per XXX report dated XXX, the Property Ownership showed that the property has a mortgage loan with XXX Inc in the amount of $XXX recorded on XXX.
COMMENTS: Documentation sufficient to clear condition

5) Missing required CDA report as CU score is XXX.
COMMENTS: rec'd	1) Missing documentation to evidence that the Borrower is a sole owner or 50% owner of the business account under XXX LLC from XXX acct. #XXX and signed letter from borrower confirming that the use of the business funds will not have a negative impact on the business.
COMMENTS: Client elected to waive.

2) Client Exception Approval in the file:  Allowed one (1) appraisal for the property flip where the purchase price exceeds the seller's acquisition cost by more than 20% when the propertywas acquired 91-180 days prior to our borrower's purchase contract date vs guidelines requirement for a second appraisal.Compensating Factors:1.  FICO is 769; 69 points > program minimum FICO score of 7002.  Liquid reserves are 44 months vs program guidelines of 12 months3.  No public records 4.  DSCR is 1.48 vs program minimum DSCR of 1.00
									COMMENTS: Lender elected to waive.		7/15/2021	Investment Property	FL	XXX	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG3	EG1
11/16/2021	6000065107	XXX	XXX	XXX	1) Missing the flood cert.
COMMENTS: rec'd

2) UPDATED 8/26:  Rec'd letter from borrower, but still missing the signed letter from  the co-owner.UPDATED 8/16: To clarify, per DSCR guidelines, a letter from the other owner is required if using business funds.  Borrower is only 50% owner. UPDATED 8/3: Rec'd explanation from lender "reason why condition eliminated" was due to the DSCR business purpose affidavit.  Insufficient and therefore unable to clear./////Missing signed letter from borrower confirming that the use of the business funds under XXX acct. #XXX will not have a negative impact on the business.
COMMENTS: UPDATED 9/13:  Rec'd signed letter from co-owner.
UPDATED 8/26:  Rec'd letter from borrower, but still missing the signed letter from  the co-owner.
UPDATED 8/16: To clarify, per DSCR guidelines, a letter from the other owner is required if using business funds.  Borrower is only 50% owner.

///Rec'd explanation from lender "reason why condition eliminated" was due to the DSCR business purpose affidavit.  Insufficient and therefore unable to clear.

3) UPDATED 8/3:  Document not provided; Still missing.  //Missing signed Business Purpose Certification and Non-Owner Occupancy Declaration.
COMMENTS: 8/19/2021  Business purpose affidavit and non owner dec received and is sufficient to clear conditon. Document was not provided.

4) Missing completed HOA Questionnaire; copy of HOA Questionnaire in the file is signed but Not completed.
							COMMENTS: rec'd			Compensating Factors: 1. FICO is 758; 58 points > program minimum FICO score of 700 2. Liquid reserves are 80 months vs program guidelines of 12 months 3. No public records 4. DSCR is 1.05 vs program guidelines minimum DSCR of 1.00 5. Mortgage history 0x30 in the last 34 months	7/16/2021	Investment Property	FL	XXX	Purchase	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
11/16/2021	6000065108	XXX	XXX	XXX	1) Missing updated exception approvals from lender. The 2 exception approvals from the lender indicate that the DSCR is >1.00, however, the DSCR using $XXX rent and PITIA of $XXX results in DSCR of 0.82%.
COMMENTS: Rec'd clarification on guidelines; qualifying pmt is using IO pmt.	1) Lender Exception Approval in the file: Allowed loan amount of $XXX vs program guidelines maximum loan amount of $XXX; LTV >70% and IO max is 70%.Compensating Factors:1. Liquid reserves are 27 months vs. program requirements of 6 months2. Mortgage history 0x30 since inception XXX

									2) Lender Exception Approval in the file: Allowed Prepayment penalties in the state of SC vs program guidelines Not allowed Prepayment penalties in SC.Compensating Factors:1. Liquid reserves are 27 months vs. program requirements of 6 months2. Mortgage history 0x30 since inception XXX	Compensating Factors: 1. Liquid reserves are 27 months vs program requirements of 6 months 2. Mortgage history 0x30 since inception 2/2009 3. No public records	7/13/2021	Investment Property	SC	XXX	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
11/16/2021	6000065109	XXX	XXX	XXX	1) The appraisal occupancy indicated that the subject property is owner-occupied, which does match loan application and approval. This is a DSCR loan, which only allows investment properties.
COMMENTS: Rec'd revised appraisal showing as tenant occupied.

2) Subject to satisfactory review of CDA report.
							COMMENTS: CDA reviewed		1) Client Exception Approval in the file: Allowed Prepayment penalties in the state of SC vs program guidelines Not allowed Prepayment penalties in SC.Compensating Factors:1. Liquid reserves are 273 months vs. program requirements of 8 months2. Mortgage history 0x30 since inception XXX	Compensating Factors: 1. Liquid reserves are 273 months vs. program requirements of 8 months 2. Mortgage history 0x30 since inception 2/2009 3. No public records	7/12/2021	Investment Property	SC	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG3	EG1
11/16/2021	6000065110	XXX	XXX	XXX	1) Missing the following required Federal and/or State Disclosures: CA Loan Brokerage Agreement or evidence of broker's license that exempts them from RML requirement to provide disclosure.
							COMMENTS: 07/21/2021 Received proof Broker is licensed under CA DRE				7/17/2021	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG2	EG1	EG1	EG1	EG2	EG1	EG1	EG1
11/16/2021	6000065111	XXX	XXX	XXX	1) Missing documentation to confirm that subject property city XXX is one and the same as XXX. The Note, Mortgage, CDA and master Condo insurance policy all show subject property city is XXX. However, the Appraisal, Prelim Title, HO6 insurance policy and flood cert all show subject city as XXX.
COMMENTS: rec'd usps lookup	1) LTV of 70% exceeds program guideline maximum allowed of 65% LTV (FICO 700, DSCR < 1.00 plus 5% LTV reduction due to short term rental income).
COMMENTS: Lender uploaded exception approval and elected to waive.

2) Missing market rent schedule form 1007 and current lease agreement.
									COMMENTS: Lender uploaded exception approval and elected to waive; short term rentals utilized.	Compensating Factors: 1. FICO is 734; 34 points > program minimum FICO of 700 2. Liquid reserves are 128 months; 122 months > 6 months PITI required reserves 3. No public records	7/22/2021	Investment Property	CO	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
11/16/2021	6000065112	XXX	XXX	XXX	1) Missing documentation to evidence city of XXX is one and the same as XXX. COMMENTS: rec'd usps printout showing zip code same cities	1) LTV of 70% exceeds program guideline for max allowed of 65% LTV. Borrower has for FICO 734 FICO, DSCR is 0.46% and 5% LTV reduction applied for use of short term rental income to qualify. Missing lender exception approval.
COMMENTS: Lender uploaded approved exception and elected to waive based on compensating factors.

2) Missing Rent Schedule form 1007 and current lease agreement.
									COMMENTS: Lender uploaded approved exception and elected to waive based on compensating factors. Short term rental used.	Compensating Factors: 1. FICO is 734; 34 points > program minimum FICO of 700 2. Liquid reserves are 134 months; 128 months > 6 months PITI required reserves 3. No public records	7/7/2021	Investment Property	CO	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG3	EG2
11/16/2021	6000065113	XXX	XXX	XXX	1) Missing the following required Federal and/or State Disclosures: CA Loan Brokerage Agreement or evidence of broker's license that exempts them from RML requirement to provide disclosure.
COMMENTS: 08/04/2021 Received proof Broker licensed under CA DFPI and CA DRE.

2) This is a Refinance transaction and per appraisal report dated XXX, the names of the borrowers are XXX, which do Not match the vested owners and Borrowers showing the Note and Deed of Trust are XXX and XXX.  Missing evidence that lender has addressed this discrepancy.
COMMENTS: Rec'd comment from appraiser and updated appraisal report.

3) Subject to satisfactory review of CDA report.
							COMMENTS: 7/22/21: CU score XXX. cleared.			Compensating Factors: 1. FICO is 731; 11 points > program minimum FICO of 720 2. Liquid reserves are 16 months vs program guidelines of 6 months 3. Residual income is $11,760.92 vs program guidelines of $2,500 4. No public records 5. DTI is 36.92% vs program guidelines maximum 50% DTI	7/9/2021	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG2	EG1	EG3	EG1
11/16/2021	6000065114	XXX	XXX	XXX	1) The legal description is missing from the Deed of Trust on file. Deed of Trust in file reflects "Legal description attached hereto and made a part hereof as Exhibit A" on page 2, however, Legal Description is not attached. Need full copy of Deed of Trust inclusive of Legal Description and Rider.
COMMENTS: 07/29/2021 Received full copy of Recorded Deed of Trust inclusive of Legal Description and Rider.

2) Missing documentation/corrected 1003 reflecting borrower's primary residence information.  The 1003 provided shows the current residence is to be sold - no documentation to support new residence information.  Subject to re-calculation of debt ratio upon receipt.
COMMENTS: Rec'd LOE borr retaining current residence and revised 1003	1) Exception Approval provided for use of 50% expense ratio for retail business that typically has a higher than 50% expense profile.Compensating Factors:1. DTI of 34.71% is 15% below program maximum of 50%2. Residual income of $XXX exceeds $XXX program minimum. Mortgage credit depth of 11 years

									2) Exception Approval provided for 90% LTV when property is Rural in nature. Distance of comps and gravel roads although the appraiser indicates it is suburban.Compensating Factors:1. DTI of 34.71% is 15% below program maximum of 50%2. Residual income of $XXX exceeds $XXX program minimum3. Mortgage credit depth of 11 years	Compensating Factors: 1. DTI of 34.71% is 15% below program maximum of 50% 2. Residual income of $36,877 exceeds $3,000.00 program minimum 3. Mortgage credit depth of 11 years 4. 727 FICO score; 7 points greater than 720 program minimum	7/13/2021	Second Home	CO	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
11/16/2021	6000065115	XXX	XXX	XXX	1) //UPDATE: 07/15/2021 Received proof Broker not licensed under RML, however, STILL MISSING CA Domestic Partnership Addendum.//UPDATE: 07/12/2021 Received notice that lender removed CA Domestic Partnership Addendum because new URLA had the language, however, URLA's in file DO NOT have the CA Domestic Partnership language and STILL MISSING CA Loan Brokerage Agreement or proof of Broker's licensing not being under RML.Missing the following required Federal and/or State Disclosures: CA Domestic Partnership Addendum to Uniform Residential Loan Application and CA Loan Brokerage Agreement or evidence of broker's license that exempts them from RML requirement to provide disclosure.
COMMENTS: //UPDATE:  07/15/2021 Received proof Broker not licensed under RML, however, STILL MISSING CA Domestic Partnership Addendum.

//UPDATE: 07/12/2021 Received notice that lender removed CA Domestic Partnership Addendum because new URLA had the language, however, URLA's in file DO NOT have the CA Domestic Partnership language and STILL MISSING CA Loan Brokerage Agreement or proof of Broker's licensing not being under RML.	1) Missing final 1008 to match final interest rate, and loan terms. The 1008 in the file showed the interest is 4.875%, versus the lock and Note rate of 5.250%
COMMENTS: Rec'd final 1008

2) The Mortgage Participant List Report dated XXX resulted in Possible Match - SAM-EPLS for XXX (XXX).  Missing evidence that lender has addressed/resolved this issue.
COMMENTS: rec'd details of the report - names do not match completely

3) Subject to satisfactory review of CDA report.
COMMENTS: recd	1) DTI of 49.49% exceeds 45.00% maximum for first time home buyer. The qualifying P&I payment of $XXX is based on the locked interest rate of 40.875 versus the Note interest rate of 5.25% resulting in a higher P&I payment of $XXX.
COMMENTS: Lender provided an approved exception based on compensating factors.

2) Lender Exception Approval in the file:  Allowed Verification of Rent from a private party, and a 12 months payment history with partial rent payments of $XXX and partial deferred payments of $XXX per month for the months of XXX, XXX and XXX vs program VOR 0x30 for the past 12 months and VOR from a private party requires 12 months payment history for the full monthly rent of $XXX.Compensating factors:1.  FICO is 795 vs minimum credit score of 7602.  19 months reserves vs 6 months program required reserves3.  Employment stability for 12 years4.  No public records
									COMMENTS: 7/7/21: exception approval provided	Compensating factors: 1. FICO is 795 vs minimum credit score of 760 2. 19 months reserves vs 6 months program required reserves 3. Employment stability for 12 years 4. No public records	7/6/2021	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG2	EG2	EG3	EG1
11/16/2021	6000065117	XXX	XXX	XXX	1) Application is incomplete. Missing LO Signature
COMMENTS: 08/02/2021 Received Initial 1003 dated XXX eSigned by LO

2) Missing the following required Federal and/or State Disclosures:  TX Mortgage Company Disclosure.
COMMENTS: 08/20/2021 Received TX Mortgage Company Disclosure

3) Missing required appraisal review product (ARR or CDA).
							COMMENTS: CU score is XXX and CDA not required.			Compensating Factors: 1. 700 credit score: Meets the mininum credit score of 700 2. DTI ratio of 17.58%: 32.42% less than the 50% program maximum 3. 13.12 months reserves: 1.12 months greater than 12 month program mininum	7/8/2021	Primary Residence	TX	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG2	EG1	EG3	EG1
11/16/2021	6000065118	XXX	XXX	XXX	1) Missing notary stamp from primary borrower AKA Statement/Name Affidavit.
COMMENTS: 08/04/2021 Received Signature Affidavit and AKA Statement with Notary Acknowledgment attached inclusive of Notary Stamp.

2) The gift letter reflects gift funds to be provided from XXX account for donor name of XXX. However, the gift funds wire of $XXX was derived from XXX. Missing copy of the corrected gift funds letter, and copy of the XXX account from with the funds were drawn.	1) Exception Approval provided for minimum credit score not met for 85.00% LTV. Minimum score of 680 required to allow 85.00% LTV versus current score of 669.Compensating Factors:1. 19 months reserves; 10 months greater than 9 month guideline minimum2. $XXX residual income
									COMMENTS: 7/21/21: Exception approval with compensating factors.	Compensating Factors: 1. DTI ratio of 38.61%; 11.39% less than 50% program maximum. 2. 19 months reserves; 10 months greater than 9 month program minimum.	7/15/2021	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
11/16/2021	6000065119	XXX	XXX	XXX	1) Application is incomplete. LO did not sign initial 1003
COMMENTS: 07/27/2021 Received Initial 1003 dated 04/21/2021 and eSigned by LO

2) Missing the following required Federal and/or State Disclosures:  CA Loan Brokerage Agreement or evidence of broker's license that exempts them from RML requirement to provide disclosure
COMMENTS: 08/02/2021 Received proof Broker licensed under CA DRE.

3)XXX interest in the property was not addressed on the Deed of Trust, when XXX signed the Deed of Trust and property was transferred to non-borrowing spouse XXX.
COMMENTS: 08/16/2021 Received Grant Deed from XXX, who erroneously acquired title as XXX and XXX to XXX and XXX matching Deed of Trust.

4) UPDATED 08/04:  Seller rebuttal stated borrower has sufficient funds to close at $XXX.  However, the condition is for short in reserves.  Condition remains.///Borrower short reserves. 12 months required at $XXX and borrower  only has $XXX after closing.
COMMENTS: 8/11 Sufficient aset documentation provided //// Seller rebuttal stated borrower has sufficient funds to close at $XXX. However, the condition is for short in reserves. Condition remains.	1) Updated 08/17: Rec'd a copy of the Grant Deed, which does not address the discrepancy noted. Condition remains.//File contains address discrepancies: The Note and Deed of Trust show property address as "XXX". However, appraisal report, prelim, insurance and flood cert all show "XXX".
COMMENTS: UPDATED 09/1/21:  Client elected to waive; The plat map shows the property is listed as “road” which matched the note and deed of trust.
Updated 08/17:  Rec'd a copy of the Grant Deed, which does not address the discrepancy noted.  Condition remains.

2) Lender elected to waive:  LTV of 90% exceeds guideline maximum of 85% for purchase of primary residence, Interest Only payment at 685 FICO.
									COMMENTS: Lender elected to waive based on compensating factors.		7/15/2021	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
11/16/2021	6000065120	XXX	XXX	XXX	1) UPDATED 8/9: Rec'd comment stating exception for not having the lease but the approved signed exception approval was not uploaded. ///Missing signed lease agreement for the Subject property.
COMMENTS: 88/11/21 Received lease agreement and addendum to extend lease until 10/31/2021  ///// 8/9: Rec'd comment stating exception for not having the lease but the approved signed exception approval was not uploaded.

2) Minimum reserve requirement of $XXX not met.  Calculated reserves of $XXX (12 months subject-loan amount > $1.0mm) + $XXX  (6 months x 4 additional properties) = $XXX. Verified assets $XXX less closing funds $XXX = net reserves $XXX versus required reserves of $XXX = shortage in the amount of $XXX.
							COMMENTS: Rec'd clarification that program guide max reserve requirements is 12 months. Borrower has sufficient reserves.			Compensating Factors: 1. FICO is 729; 29 points > program minimum FICO score of 700 2. Liquid reserves are 25 months vs program guidelines of 12 months 3. No public records 4. Mortgage ratings 0x30 in the last 27 months	7/16/2021	Investment Property	CA	XXX	Refinance - rate and term	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
11/16/2021	6000065121	XXX	XXX	XXX	1) Missing signed letter of explanation from borrower regarding the following inquires and whether new credits were obtained from these inquiries:XXX - XXX XXX XXX - XXX XXX - XXX XXX - XXX XXX - XXX
							COMMENTS: Not required on DSCR			Compensating Factors: 1. Liquid reserves are 29 months; 17 months > 12 months PITI required reserves 2. Mortgage history 0x30 for the past 12 months 3. No public records 4. DSCR of 1.100 is 0.100 points > minimum DSCR of 1.00	7/12/2021	Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
11/16/2021	6000065122	XXX	XXX	XXX	1) 8/25/2021 Divorce decree is not sufficient to address the issues reflected in the condition. Since borrower is unmarried, missing 12 months housing payment history. LOE in file states her husband is paying rent and therefore living rent free, however, per divorce decree she is unmarried.UPDATED 8/3: Rec'd a copy of the DOT already in the file, which is insufficient to clear this condition.//Marital status discrepancies in the file: 1) Initial 1003 shows borrower is married but the Final 1003 signed XXX states borrower is unmarried; 2) The Deed of Trust shows vesting as "...a single woman." However, per the signed letter of explanation dated XXX from the borrower, she refers to her husband as paying the rent and therefore is a married woman.
COMMENTS: UPDATED 8/26:  Rec'd signed LOE from lender explaining LOE from borrower.
//8/25/2021 Divorce decreee is not sufficient to address the issues reflected in the conditon. Since borrower is unmarried, missing 12 months housing payment history.  LOE in file states her husband is paying rent, however, per divorce decree she is unmarried.

8/3:  Rec'd a copy of the DOT already in the file, which is insufficient to clear this condition.

2) Application is incomplete.   LO didn't sign initial1003
COMMENTS: 08/05/2021 Received screen shot of Section 9 of loan application reflecting eSigned by LO.

3) Missing Grant/Warranty Deed to Confirm Vesting on Deed of Trust.
COMMENTS: 07/27/2021 Received Grant Deed and confirmed Vesting.

4) Missing bank statement for clearance of XXX $XXX wired XXX to ensure closing and reserves are meet by the guidelines.
COMMENTS: rec'd clarification	1) //UPDATE: 08/05/2021 Received request to waive condition. //UPDATE: 07/29/2021 Received proof Broker licensed under CA DRE, however, STILL MISSING CA Domestic Partnership Addendum to Uniform Residential Loan Application.Missing the following required Federal and/or State Disclosures: CA Domestic Partnership Addendum to Uniform Residential Loan Application and CA Loan Brokerage Agreement or evidence of broker's license that exempts them from RML requirement to provide disclosure.
COMMENTS: //UPDATE:  08/05/2021 Lender request to waive initial EV2.

									//UPDATE: 07/29/2021 Received proof Broker licensed under CA DRE, however, STILL MISSING CA Domestic Partnership Addendum to Uniform Residential Loan Application.	Compensating Factors: 1. 793 credit score. 113 points above program minimum credit score of 680. 2. DTI ratio of 25.66%; 19.3% less than 45% program maximum.	7/13/2021	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
11/16/2021	6000065123	XXX	XXX	XXX	1) Missing HOA Questionnaire
COMMENTS: 7/22/21: HOA questionnaire received.

2) Missing copy of EMD of $XXX

3) 9/3:  Seller rebuttal:  This is a DSCR loan.  I disagree with the exception below. There is no employment so how does anyone know what the borrowers business is.  Making an assumption that XXX LLC is borrowers primary business and source of income.   Response: The condition does not question the type of business nor sole business by the borrower.  The condition is asking for documentation to show % of ownership.  In addition, if less than 100%, need signed approval letter from other owner for use of business funds.   //8/3: Seller rebuttal commented that borrower had sufficient personal assets without business account, however, most of the large deposits to the borrower's personal account came from the borrowers XXX business account.  Unable to clear; documentation below required per guidelines.//////Missing documentation stating that borrower is 50% owner of XXX LLC, and borrower to confirm that the use of business funds from XXX acct. #XXX will not have negative impact on the business.  Business funds were used for funds to close.
COMMENTS: 9/21:  Rec'd documentation with % of ownership.
9/3:  Seller rebuttal:  This is a DSCR loan.  I disagree with the exception below. There is no employment so how does anyone know what the “borrower’s business” is.  Making an assumption that XXX LLC is borrower’s primary business and source of income.   Response: The condition does not question the type of business nor sole business by the borrower.  The condition is asking for documentation to show % of ownership.  In addition, if less than 100%, need signed approval letter from other owner for use of business funds.
8/3: Seller rebuttal commented that borrower had sufficient personal assets without business account, however, most of the large deposits to the borrower's personal account came from the borrowers XXX business account.  Unable to clear.

4) Missing XXX Report as required by guidelines.
							COMMENTS: rec'd			Compensating Factors: 1. FICO is 784; 84 points > program minimum FICO of 700 2. No public records 3. Liquid reserves are 70 months; 58 months > 12 months PITIA required reserves	7/8/2021	Investment Property	CA	XXX	Purchase	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
11/16/2021	6000065124	XXX	XXX	XXX	1) //UPDATE: 07/12/2021 Received an email, however, it IS NOT to borrower. Need explanation letter to Borrower or Proof of Method of Delivery to Borrower.The loan contains errors within one or more TRID disclosure. Missing explanation letter to borrower or other proof of method of delivery for Post Consummation Closing Disclosure dated XXX.
COMMENTS: 07/21/2021 Received email to borrower reflecting PC CD attached.

//UPDATE:  07/12/2021 Received an email, however, it IS NOT to borrower.  Need explanation letter to Borrower or Proof of Method of Delivery to Borrower.

2) The Mortgage Participant List Report dated XXX resulted in Possible Match - SAM-EPLS for XXX - Lic. # XXX.  Missing evidence that lender has addressed/resolved this issue.
							COMMENTS: After re-review, the List references XXX from XXX XXX which is not the same as XXX.			Compensating Factors: 1. FICO is 739; 19 points > program minimum FICO of 720 2. LTV is 76.42% vs program maximum LTV of 85% 3. Liquid reserves are 55 months vs program requirements of 6 months 4. Mortgage history 0x30 since inception 10/2018 5. No public records 6. DTI ratio of 14.53% vs guidelines maximum DTI of 50%	7/2/2021	Primary Residence	GA	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
11/16/2021	6000065125	XXX	XXX	XXX	1) Missing documentation to evidence Borrower is a sole owner or 50% owner of the business account XXX and signed letter from borrower confirming that the use of the business funds will not have a negative impact on the business.
COMMENTS: Rec'd clarification from guidelines, cashout amount can be used as reserves; removed business assets

2) UPDATE 7/27: 7/27:   Rec'd copy of warranty deed for subject, which is insufficient to clear; condition remains.UPDATE:  Per Appraisal report and XXX report, borrower purchased property on XXX for $XXX.///  Rec'd //Missing the source of funds used for the purchase of subject property.  Borrower acquired it on XXX which is less than 6 months ownership.
COMMENTS: Rec'd bank statement
							7/27: Rec'd copy of warranty deed for subject, which is insufficient to clear; condition remains.			Compensating Factors: 1. FICO is 761; 61 points > program minimum FICO of 700 2. Liquid reserves are 165 months vs program guidelines of 12 months 3. Mortgage history 0x30 since inception 9/2009 4. No public records 5. DSCR is 1.17 vs program minimum DSCR of 1.00	7/13/2021	Investment Property	WA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
11/16/2021	6000065126	XXX	XXX	XXX	1) Missing Grant Deed to confirm Vesting on Deed of Trust in file.
COMMENTS: 07/07/2021 Received Recorded Grant Deed and confirmed Vesting.

2) The loan contains errors within one or more TRID disclosure.   Missing Seller's Closing Disclosure /Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Closing Disclosure in file dated 06/04/2021.  Seller's Closing Disclosures in file are marked as "Estimated".
COMMENTS: 07/07/2021 Received Master Final Settlement Statement.

3) Missing CA Loan Brokerage Agreement or evidence of broker's license that exempts them from RML requirement to provide disclosure.
COMMENTS: 08/02/2021 Received proof Broker licensed under CA DRE

4) Missing Verification of Rent for past 12 months for borrower's current residence at XXX. Any of the following documents are acceptable: institutional VOR; Private party landlord VOR with 12 months canceled checks (front and back) and Rental agreement required.
COMMENTS: XXX payments of $XXX + $XXX to XXX in file

5) Missing satisfactory signed and dated letter of explanation from the borrower regarding the following credit inquiries and whether or not any new/additional debt was incurred: XXX dated XXX and XXX; XXX dated XXX and XXX; XXX dated XXX. Provide documentation for any new obligation(s), if applicable.

6) UPDATED 8/3: No additional documents provided to clear.UPDATED: 07/12:  Rec'd seller rebuttal that the additional deposit came from the same funds, however, the file does not contain the XXX asset statements for acct #XXX.  Please provide.//Missing copy of the asset statement to support the additional $XXX deposit  reflected on the final Closing Disclosure has cleared the borrower's account.  Subject to re-calculation of assets and reserves upon receipt. Only the initial $XXX deposit has been verified.
COMMENTS: 8/19/2021 Received additional bank statement and sufficient to clear the conditon // /UPDATED 8/3: No additional documents provided to clear.
							//Rec'd seller rebuttal that the additional deposit came from the same funds, however, the file does not contain the XXX asset statements for acct #XXX. Please provide.		1) Exception Approval granted for allowing use of business bank statements to determine eligible business assets versus balance sheet as required by guidelines.Compensating Factors:1. DTI less than 14% below program maximum2. $XXX amount of Residual Income	Compensating Factors: 1. 75.00% LTV; 5% below 80.00% program maximum 2. 30.70% DTI; 19.30% < 50.00% program maximum 3. 19 months reserves; 3 months > 15 month program minimum (9 months subject + 6 months financed NOO) 4. Residual earnings of $44,902.23; $41,777.23 > $3,125.00 guideline minimum ($2500 borrower + $250 co-borrower + 125 x 3 dependants)	7/12/2021	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
11/16/2021	6000059880	XXX	XXX	XXX	1) Loan approval is subject to satisfactory appraisal review. Subject to further underwriting. Additional conditions may apply.Missing required appraisal review product (ARR or CDA) or evidence of a CU score of 2.5.

2) Missing 1 additional month that the XXX account ending in XXX have been paid by a 3rd party. The business XXX account ending in XXX in file supported XXX and XXX payments.

3) Missing source of large deposit reflected on the XXX account ending in XXX in the amount of $XXX on XXX

4) Missing a copy of the Note, Final CD, Property Taxes, Insurance and HOA (if applicable) for XXX. Or, provided documentation to support that the purchase transaction have been canceled and the borrowers deposit have been returned.

5) Missing a copy of the 2nd Lien CD

6) Missing supporting documentation from the Lender regarding the Second Mortgage Principal & Interest payment of $872.80 reflected on the 1008. The Junior Lien Note and Approval indicated that the Junior Lien monthly interest only payment is $192.71.	1) Missing written VOE for XXX. The paystub in file does not reflect a YTD earnings.

2) Missing a copy of the subordination agreement from XXX

3) Missing a verbal VOE within 10 business days prior to the Note Date for the co-borrower XXX

4) Missing a copy of the YTD P&L Statement for XXX

									5) Seller Exception Approval: LTV/CLTV/FICO 5% Seller 2nd; 3 months debt paid by other allowedCompensating Factors:1. Years in home2. Housing history 0x303. 12 months reserves4. No credit lates	Compensating Factors; 1. 722 Credit Score. 22 points above program minimum FICO Score of 700 2. 39 months total reserves. 33 months above program minimum reserves requirement of 6 months 3. Owner of the same business for the past 11 years for the primary borrower	7/12/2021	Primary Residence	AZ	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG3	EG1
11/16/2021	6000060662	XXX	XXX	XXX	1) Missing signed Lender's explanation for incomplete Closing Disclosure in file missing pages and/or key data elements, however, not marked as "PRELIMINARY" OR "DRAFT".
COMMENTS: 09/09/2021 CD missing key data elements is marked as "Revised TItle Fees" on page 1

2) Missing XXX in the amount of $XXX and evidence of transfer. To account for all funds to close the transaction.	1) Exception Approved. LTV at 75% with fico 734. Max LTV is 70%.Compensating Factors:1. 6 months reserves2. Low DTI3. Housing history 0x30

2) Update 9/14/2021 Client approved exception in the file. Client approved exception to allow 22 months bank statement to calculate qualifying income vs program guideline requirement for 24 months. Compensating Factors:1. 31.77% DTI. 18.23% below program maximum DTI of 5052. 21 months total reserves. 9 months above program minimum reserves requirement of 12 months3. Owner of the same business for the past 3 yearsMissing a copy of the February and March 2019 bank statements with XXX #XXX.  DTI to be recalculated to ensure guidelines are meet.
									COMMENTS: Client exception in the file. Received XXX and XXX bank statements but still missing the 2019 statements for XXX and XXX	Compensating Factors: 1. 31.77% DTI. 18.23% below program maximum DTI of 505 2. 21 months total reserves. 9 months above program mnimum reserves requirement of 12 months 3. Owner of the same business for the past 3 years	7/21/2021	Primary Residence	AZ	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
11/16/2021	6000060954	XXX	XXX	XXX	1) Missing a copy of the income documentation to support the Lender usage $XXX in qualifying income. The final 1003 and 1008 reflected $XXX from Other Types of Income. However, the loan file does not contained income documentation to support the $XXX used by the Lender. Loan is subject to additional conditions upon receipt.
COMMENTS: 9/16/2021 Sufficient documentation has bee received ///Received a income worksheet but did not receive documentation to support other income used to qualify

2) Missing Appraiser's E&O Insurance. The E&O in file expired on XXX

3) Missing a copy of 12 months canceled checks to support that the property located XXX is being paid by the borrowers business. Documentation must support that the obligation is paid out of the company funds

4) Missing verification of self-employment within 30 calendar days prior to the Note Date for XXX
COMMENTS: 9/16/2021 Sufficient documentation received ///// Received a business search reflecting the business but the borrowers are not reflected to be associated with the business	1) This loan failed the TILA Right of Rescission test. The funding date is before the third business day following consummation. The rescission "midnight of" date was XXX and according to the Closing Disclosure dated XXX, the loan funded on XXX resulting in the below TILA Violation. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting accurate Interest From and Disbursement dates.Federal TILAThis loan failed the TILA right of rescission test.Closed-end (12 CFR 1026.23(a)(3), transferred from 12 CFR 226.23(a)(3)), Open-end (12 CFR 1026.15(a)(3), transferred from 12 CFR 226.15(a)(3))The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR 1026.23 or 1026.15, or delivery of all material disclosures, whichever occurs last.
								COMMENTS: 09/08/2021 Received PC CD reflecting accurate Interest From date. Entered into XXX and received a Pass result for this test.		Compensating Factors: 1. 46.72% DTI. 3.28% below program maximum DTI of 50% 2. High credit score 768/767 for borrower/co-borrower 3. 50 months total reserves. 38 months above program reserves requirement of 12 months. 6 months for subject plus 6 months for 3 additional financed properties	7/23/2021	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG3	EG1
11/16/2021	6000060661	XXX	XXX	XXX	1) Missing a signed letter to verify that the use of business funds for closing and reserves will not impact the financial integrity of the business.

2) The vesting is in an entity. Missing Operating Agreement including all amendments; attachments and schedules (if any). The operating agreement must provide the term of the entity and have a stated purpose that will allow ownership of property, the right of the borrower mortgage property. In addition, provide a complete list showing all individuals with ownership and their respective ownership interest.

3) The Vesting is in an entity. Provide Certificate of Good Standing (or equivalent document) issued from the state of which the entity is organized. An internet printout will not be accepted. The certificate cannot be dated more than 60 days prior to closing.

4) The Visiting in an entity. Missing an Opinion Letter. The opinion letter must be from the LLCs legal counsel and addressed to XXX its successor and assigns.

5) The Vesting in an entity: Provide a copy of Resolution of Unanimous Consent of the members/partners of the entity. The resolution must specifically identity the property, approve the mortgaging of said property and the execution of documents to effect said mortgage. The resolution must also designate an individual who shall execute all documents on behalf of the entity and include a witnessed incumbency signature

							6) The Vesting in an entity: Missing a copy of the Filed Articles of Organization/Certificate of Formation, including all amendments or equivalent documents required by the state to register entity.		1) Seller Exception Request: Exception to calculate DTI using 24 months bank statement program using 2 accounts. XXX business bank statements XXX for XXX, XXX and XXX; and remaining months using XXX personal bank statements XXX	Compensating Factors: 1. 704 Credit Score. 4 point above program minimum credit score of 700 2. 37.49% DTI. 12.51% below program maximum DTI of 50% 3. 78.506% LTV. 1.494% below program maximum LTV of 80%	7/13/2021	Primary Residence	OR	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
11/16/2021	6000060950	XXX	XXX	XXX	1) Client approved exception in the file. Client exception to allow the use of the higher of the 2 appraisals provided vs program requirement to use the lower value when 2 appraisals provided. Compensating Factors:1. 742 credit score; 122 points above program minimum credit score of 620.2. No public records.

									2) Client exception in the file. Client exception to allow and LTV of 80% vs program maximum of 70% for a purchase transaction with a fico of 742.Compensating Factors:1. 742 credit score; 122 points above program minimum credit score of 620.2. No public records	Compensating Factors: 1. 742 credit score; 122 points above program minimum credit score of 620. 2. No public records.	7/26/2021	Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
11/16/2021	6000060951	XXX	XXX	XXX	1) Missing a fully executed copy of the Note for the subject transaction.
COMMENTS: 08/16/2021 Received fully executed Note.

							2) Missing final 1008 to match final loan terms for loan amount, LTV/CLTV/HCLTV, interest rate and product type.		1) Missing signed letter from CPA regarding XXX LLC 2019 Notes less than 1 year amount entered was an error will be corrected in 2020.	Compensating Factors: 1. 711 credit score; 11 points above program minimum credit score of 700. 2. DTI 35.48%; 14.5% less than 50% program maximum.	7/27/2021	Primary Residence	AZ	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
11/16/2021	6000060953	XXX	XXX	XXX	1) Missing Hazard declaration page for XXX. DTI to be recalculated to ensure meets guidelines.

2) Missing tax bill and hazard declaration page for XXX.  DTI to be recalculated to ensure meets guidelines.
COMMENTS: 8/25/2021 - Received mtg. stmt. from XXX #XXX, monthly payment included impounds for taxes & insurance.  Condition cleared.

3) Missing mortgage statement with XXX #XXX for property XXX.  DTI to be recalculated if loan is not impounded to ensure meets guidelines.
							COMMENTS: 8/25/2021 - Received mtg stmt. from XXX #XXX, monthly PITI = $2,710.12 (included impounds for taxes & insurance). Condition cleared.		1) Exception Approved. LTV of 60%, guidelines are 55% LTV. Compensating factors: 1. Borrower has 6 months reserves. 2. Housing history 0x30. 3. Years on Job (self employed) for 17 years.	Compensating Factors: 1. 719 credit score: 19 points above program minimum credit score of 700. 2. No public records.	8/2/2021	Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
11/16/2021	6000061752	XXX	XXX	XXX			1) The recalculated DTI of 56.36% exceeds the program maximum of 50%.. The borrower's other debt per the credit report totals $XXX but the 1008 only reflects $XXX in other monthly debt. Missing documentation to evidence how the other debt of $XXXwas received.***Updated 8/26/2021 - With the addition is the Assets Depletion income the DTI is lowered to 50.79% which is still over the program maximum of 50%***		1) Client approved exception in the file. Client approved exception to allow the use the income reflected on the lease agreements vs program requirement to use income from schedule E Compensating Factors:1. Excellent mortgage history 0x30 since inception XXX 2. High credit score 751 for borrower	Compensating Factors: 1. Excellent mortgage history 0x30 since inception 3/2006 2. High credit score 751 for borrower	7/28/2021	Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
11/16/2021	6000061754	XXX	XXX	XXX	1) //UPDATE: 08/27/2021 Received Recorded Deed of Trust attached to this condition. WHAT IS NEEDED is the Warranty Deed with the Legal Description attached as Exhibit A. Warranty Deed reflects "See Exhibit A attached hereto and made a part hereof.", however, all 3 copies in file are missing the Exhibit A Legal Description attached.Missing Legal description marked as Exhibit A on the Warranty Deed to confirm Vesting on Deed of Trust in file.
COMMENTS: 08/30/2021 Received Warranty Deeds and confirmed Vesting.

//UPDATE:  08/27/2021 Received Recorded Deed of Trust attached to this condition.  WHAT IS NEEDED is the Warranty Deed with the Legal Description attached as Exhibit A.  Warranty Deed reflects "See Exhibit A attached hereto and made a part hereof.", however, all 3 copies in file are missing the Exhibit A Legal Description attached.

							2) Missing proof of taxes and insurance for property located at XXX.			Compensating Factors: 1. Excellent mortgage history 0x30 since inception 7/2004 2. High credit score 744 for borrower	7/30/2021	Primary Residence	AZ	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
11/16/2021	6000063995	XXX	XXX	XXX	1) Subject sold on XXX at $XXX and current appraisal value is $XXX, Selling price is over a 20% increase in 134 days.

2) Missing final HUD-1; only estimated HUD-1 is provided

3) Missing documentation to evidence an updated 1003 loan application reflected the correct marital status for the borrower was provided. The 1003 loan application in the file reflect the borrower as unmarried but deed of trust indicated the vesting is in Brittney Furlan a married women.	1) The subject loan is 69.95% LTV, which exceed the guideline maximum LTV of 65% for a Purchase.5/28/2021 - Client Exception Approval in the file is for 70% LTV and DSCR is 0.98%.
COMMENTS: 5/28/2021 - Client Exception Approval in the file is for 70% LTV and DSCR is 0.98%.

2) Missing Verification of Rent for the borrower's current residence

3) DSCR of 0.98 does not meet guideline minimum DSCR 1.00%.5/28/2021 - Client Exception Approval in the file is for 70% LTV and DSCR is 0.98%.
									COMMENTS: 5/28/2021 - Client Exception Approval in the file is for 70% LTV and DSCR is 0.98%.	Compensating Factors: 1. FICO is 804, 84 points > program minimum score 720 2. Liquid reserves are 12 months; 6 months > 6 months PITI required reserves	5/28/2021	Investment Property	CA	XXX	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG3	EG1
11/16/2021	6000063996	XXX	XXX	XXX	1) Deed of Trust is missing legal description. Deed of Trust in file reflects "SEE EXHIBIT "A" ATTACHED HERETO AND BY THIS REFERENCE MADE A PART HEREOF." on page 3, however, Exhibit "A" is not attached. Need full copy of Deed of Trust inclusive of Legal Description.
COMMENTS: 06/24/2021 Received full copy of Deed of Trust inclusive of Legal Description.

2) Signed final loan application showed a liability from XXX for a Concurrent Refi in the amount of $XXX, monthly payment of $XXX.  Missing documentation for the new terms of loan and which property the loan is associated with the new encumbrance.*** UPDATE 6/28/2021 - Received copy of the Loan Estimate issued XXX, which does not show the name of the lender for the underlining payoff.  Missing signed copy of the Final Closing Disclosure, evidence of insurance, taxes and HOA (if applicable) for the property at XXX.  Condition is insufficient to clear.***
COMMENTS: 6/28/2021 - Received copy of the Loan Estimate issued XXX, which does not show the name of the lender for the underlining payoff.  Missing signed copy of the Final Closing Disclosure, evidence of insurance, taxes and HOA (if applicable) for the property at XXX.  Condition is insufficient to clear.

3) Missing satisfactory mortgage rating for the past 12 months for the Subject property.  Property was in forbearance, missing evidence forbearance payments have been paid current.  Maximum allowed per loan is 1x30x12 lates.  Also, missing updated forbearance agreement.  The one in the file is unsigned and states borrower was to restart payments on XXX, however, supplement says loan is still currently in forbearance which is not allowed.*** UPDATE 6/28/2021 - Received duplicate copies of credit supplement completed XXX, signed LOE regarding Forbearance and unsigned copy of Workout/Forbearance Agreement (already in the file).  Condition is insufficient to clear.***
COMMENTS: 6/28/2021 - Received duplicate copies of credit supplement completed XXX, signed LOE regarding Forbearance and unsigned copy of Workout/Forbearance Agreement (already in the file).  Condition is insufficient to clear.

4) Missing signed 4506-T.  *** UPDATE 6/28/2021 - Received signed copies of 4506-T and 4506-C.  Condition cleared.***
COMMENTS: 6/28/2021 - Received signed copies of 4506-T and 4506-C. Condition cleared.	1) LTV of 80% exceeds guidelines max LTV of 65%. Missing client exception approval.*** UPDATE 6/28/2021 - Received Client Approved Exception allowed LTV of 80% vs program maximum of LTV of 65%. Condition waived with compensating factors:1. Liquid reserves are 20 months; 12 mos. > 8 mos. required reserves2. DTI of 41.98% is 8.02% < guidelines maximum DTI of 50% ***
COMMENTS: 6/28/2021 - Received Client Approved Exception allowed LTV of 80% vs program maximum of LTV of 65%.  Condition waived with compensating factors.

2) FICO is 676, which does not meet guideline minimum score of 680.  Missing client exception approval.*** UPDATE 6/28/2021 - Received Client Approved Exception allowed FICO of 676 vs program minimum FICO of 680.  Condition waived with compensating factors:1.  Liquid reserves are 20 months; 12 mos. > 8 mos. required reserves2.  DTI of 41.98% is 8.02% < guidelines maximum DTI of 50% ***
COMMENTS: 6/28/2021 - Received Client Approved Exception allowed FICO of 676 vs program minimum FICO of 680.  Condition waived with compensating factors:

3) Client approved exception to allow the continued forbearance agreement with XXX through XXX.Compensating Factors:1. Monthly discretionary income exceeds $XXX. History of savings with reserves exceeding $XXX. Per LOE and supporting documentation borrower extended forbearance agreement through XXX as a precaution but is current on all payments and business has normalized.
									COMMENTS: Client elects to waive guideline requirement with compensating factors.	Compensating factor: liquid reserves are 20 months; 12 mos. > 8 mos. required reserves	6/9/2021	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
11/16/2021	6000063997	XXX	XXX	XXX	1) The loan contains errors within one or more TRID disclosure. Missing Seller's Closing Disclosure/Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Borrower's Closing Disclosure in file.
COMMENTS: 07/12/2021 Received Final Combined Closing Statement.

2) Application was marked as Secondary Residence by borrower on page 1. Missing correction page 5, Declarations Section as well to indicate second home.***7/29/2021 UPDATED - Application provided was not signed. Condition pending***	1) The loan contains errors within one or more TRID disclosure. The Closing Disclosure (CD) in file Issued XXX reflects a Interest From date of XXX, however, the loan Consummation wasn't until XXX. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery reflecting accurate Interest From and Disbursement dates.
COMMENTS: 07/12/2021 Received PC CD dated XXX reflecting Interest From XXX	1) Lender Approved Exception: High LTV of 80.00% which exceeds the program maximum of 65%.Compensating Factors:1. Low DTI2. High discretionary Income3. Years in home4. 12 plus months reserves5. High FICO score of 721
									COMMENTS: Client elected to waive based on comp factors.		6/15/2021	Second Home	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1